Schedule of financial assets, minimum exposure to credit risk (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,799,182	$ 2,288,378	$ 1,673,160
Deposits	5,362,632	6,820,731	90,252
Amount due from related parties				$ 8,783,276	$ 11,877,624
Gross carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,580,313	3,281,902	2,133,573
Gross carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Deposits	5,362,632	6,820,731	90,252
Amount due from related parties			10,557,240
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Expected credit losses		(993,524)	(460,413)
Allowance for credit losses [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	(781,133)	(993,524)	(460,413)
Allowance for credit losses [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Deposits
Amount due from related parties
Carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,799,180	2,288,378	1,673,160
Carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Deposits	$ 5,362,632	$ 6,820,731	90,252
Amount due from related parties			$ 10,557,240